UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                                ----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       Advance Capital Management, Inc.
Address:    One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       Southfield, Michigan            5/12/99
-------------------------    --------------------------      ----------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name
     28-115                                TROWE Price
     ----------------------------          ------------------
     [Repeat as necessary.]

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                        ------------
Form 13F Information Table Entry Total:          107
                                        ------------
Form 13F Information Table Value Total: $     25,003
                                        ------------
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          SUMMARY TABLE
                          MARCH 31, 1999

                                        TITLE OF           VALUE       SHARES/        PUT/ INVESTMT          VOTING AUTHORITY
           NAME OF ISSUER               CLASS    CUSIP     IN $1.000'S PRN AMT SH/PRN CALL DSCRETN  MANAGERS SOLE   SHARED   NONE
AA         ALUMINUM CO OF AMERICA       COM      013817101    17          400  SH          SOLE                 400
ABT        ABBOTT LABORATORIES          COM      002824100   155        3,300  SH          SOLE               3,300
ADPT       ADAPTEC                      COM      00651F108     8          350  SH          SOLE                 350
AET        AETNA                        COM      008117103     9          112  SH          SOLE                 112
AET 6.2500 AETNA PFD                    COM      008117202     3           37  SH          SOLE                  37
AFS        ASSOCIATES FIRST CAPITAL     COM      046008108    66        1,464  SH          SOLE               1,464
AHP        AMERICAN HOME PRODUCTS       COM      026609107   189        2,900  SH          SOLE               2,900
AIG        AMERICAN INT'L GROUP         COM      026874107   318        2,637  SH          SOLE               2,637
AIT        AMERITECH                    COM      030954101   168        2,900  SH          SOLE               2,900
AMAT       APPLIED MATERIALS            COM      038222105    49          800  SH          SOLE                 800
AMGN       AMGEN                        COM      031162100   255        3,400  SH          SOLE               3,400
AOL        AMERICA ON-LINE              COM      02364J104   293        2,000  SH          SOLE               2,000
ARC        ATLANTIC RICHFIELD           COM      048825103    29          400  SH          SOLE                 400
ATI        AIRTOUCH COMMUNICATIONS      COM      00949T100    34          350  SH          SOLE                 350
BA         BOEING                       COM      097023105    62        1,800  SH          SOLE               1,800
BAC        BANKAMERICA                  COM      06605F102   268        3,800  SH          SOLE               3,800
BEL        BELL ATLANTIC                COM      077853109   196        3,800  SH          SOLE               3,800
BK         BANK OF NEW YORK             COM      064057102    50        1,400  SH          SOLE               1,400
BLS        BELLSOUTH                    COM      079860102   172        4,300  SH          SOLE               4,300
BMY        BRISTOL MYERS                COM      110122108   450        7,000  SH          SOLE               7,000
BPA        BP AMOCO                     COM      055622104    80          794  SH          SOLE                 794
BRKB       BERKSHIRE HATHAWAY           COM      113809107    57            8  SH          SOLE                   8
BUD        ANHEUSER BUSCH               COM      035229103    31          400  SH          SOLE                 400
C          CHRYLSER                     COM      172967101   601        9,412  SH          SOLE               9,412
CAG        CONAGRA INC                  COM      205887102    15          600  SH          SOLE                 600
CAH        CARDINAL HEALTHCARE          COM      14149Y108    64          977  SH          SOLE                 977
CAT        CATERPILLAR                  COM      149123101    23          500  SH          SOLE                 500
CD         CEDANT                       COM      151313103    16        1,000  SH          SOLE               1,000
CHIR       CHIRON                       COM      170040109    24        1,084  SH          SOLE               1,084
CMCSK      COMCAST                      COM      200300200    76        1,200  SH          SOLE               1,200
CNC        CONSECO                      COM      208464107    11          367  SH          SOLE                 367
COST       COSTCO COMPANIES             COM      22160Q102   140        1,530  SH          SOLE               1,530
CPQ        COMPAQ COMPUTER              COM      204493100   117        3,700  SH          SOLE               3,700
CPWR       COMPUWARE                    COM      205638109    57        2,400  SH          SOLE               2,400
CSCO       CISCO SYSTEMS                COM      17275R102   893        8,150  SH          SOLE               8,150
DCX        DAIMLER CHRYSLER             COM      007100000    14          249  SH          SOLE                 249
DD         DUPONT (E.I.) DE NEMOURS     COM      263534109   168        2,900  SH          SOLE               2,900
DELL       DELL COMPUTER                COM      247025109   548       13,400  SH          SOLE              13,400
DH         DAYTON HUDSON                COM      239753106    33          500  SH          SOLE                 500
DIS        DISNEY                       COM      254687106   182        5,850  SH          SOLE               5,850
DUK        DUKE POWER                   COM      264399106    46          833  SH          SOLE                 833
ERICY      ERICKSON                     COM      294821400   200        8,400  SH          SOLE               8,400
F          FORD MOTOR COMPANY           COM      345370100   227        4,000  SH          SOLE               4,000
FNM        FEDERAL NATIONAL MTGE ASSOC. COM      313586109   152        2,200  SH          SOLE               2,200
FTU        FIRST UNION                  COM      337358105   112        2,100  SH          SOLE               2,100
G          GILLETTE                     COM      375766102   143        2,400  SH          SOLE               2,400
GCI        GANNETT                      COM      364730101    25          400  SH          SOLE                 400
GE         GENERAL ELECTRIC             COM      369604103  1285       11,620  SH          SOLE              11,620
GEMS       GLENAYRE TECH.               COM      377899109     4        1,300  SH          SOLE               1,300
GLK        GREAT LAKES CHEMICAL         COM      390568103     4          100  SH          SOLE                 100
GM         GENERAL MOTORS               COM      370442105    50          576  SH          SOLE                 576
GTE        G T E                        COM      362320103   127        2,100  SH          SOLE               2,100
HD         HOME DEPOT                   COM      437076102   268        4,300  SH          SOLE               4,300
HWP        HEWLETT PACKARD              COM      428236103   220        3,250  SH          SOLE               3,250
IBM        INT'L BUSINESS MACH          COM      459200101   674        3,800  SH          SOLE               3,800
INTC       INTEL                        COM      458140100  1072        9,000  SH          SOLE               9,000
IP         INT'L PAPER                  COM      460146103    13          300  SH          SOLE                 300
JNJ        JOHNSON & JOHNSON            COM      478160104   440        4,700  SH          SOLE               4,700
JPM        J. P. MORGAN                 COM      616880100    40          325  SH          SOLE                 325
KO         COCA-COLA COMPANY            COM      191216100   442        7,200  SH          SOLE               7,200
KTF        KEMPER MUNI INCOME           COM      48842C104    29        2,274  SH          SOLE               2,274
LLY        LILLY (ELI) & CO.            COM      532457108   204        2,400  SH          SOLE               2,400
LU         LUCENT TECHNOLOGIES          COM      549463107   601        5,578  SH          SOLE               5,578
MCD        MCDONALDS                    COM      580135101   254        5,600  SH          SOLE               5,600
MDT        MEDTRONIC                    COM      585055106    29          400  SH          SOLE                 400
MMM        MINNESOTA MNG & MFG          COM      604059105    28          400  SH          SOLE                 400
MOB        MOBIL OIL                    COM      607059102   167        1,900  SH          SOLE               1,900
MOT        MOTOROLA                     COM      620076109    81        1,100  SH          SOLE               1,100
MRK        MERCK                        COM      589331107   761        9,500  SH          SOLE               9,500
MSFT       MICROSOFT                    COM      594918104  2223       24,800  SH          SOLE              24,800
MSX        MASCOTECH                    COM      574670105    11          700  SH          SOLE                 700
NOBE       NORDSTROMS                   COM      655664100    52        1,260  SH          SOLE               1,260
ONE        BANK ONE                     COM      06423A103   201        3,653  SH          SOLE               3,653
ORCL       ORACLE SYSTEMS               COM      68389X105    65        2,475  SH          SOLE               2,475
PFE        PFIZER                       COM      717081103   666        4,800  SH          SOLE               4,800
PG         PROCTOR & GAMBLE             COM      742718109   421        4,300  SH          SOLE               4,300
PHB        PIONEER HYBRID               COM      723686101    70        1,860  SH          SOLE               1,860
RATL       RATIONAL SOFTWARE            COM      75409P202    32        1,200  SH          SOLE               1,200
RD         ROYAL DUTCH PETROLEUM        COM      780257804   265        5,100  SH          SOLE               5,100
RTN/A      RAYTHEON                     COM      755111309     1           15  SH          SOLE                  15
S          SEARS                        COM      812387108    56        1,250  SH          SOLE               1,250
SBC        SBC COMMUNICATIONS           COM      78387G103   221        4,700  SH          SOLE               4,700
SBIE       SMITH BARNEY INT'L EQUITY    COM      831811203    15          670  SH          SOLE                 670
SGP        SCHERING-PLOUGH              COM      806605101   177        3,200  SH          SOLE               3,200
SPLS       STAPLES                      COM      855030102    54        1,650  SH          SOLE               1,650
STT        STATE STREET BOSTON          COM      857477103    72          880  SH          SOLE                 880
SUNW       SUN MICROSYSTEMS             COM      866810104   162        1,300  SH          SOLE               1,300
T          AMERICAN TEL & TEL           COM      001957109   493        6,176  SH          SOLE               6,176
TLAB       TELLABS                      COM      879664100    59          600  SH          SOLE                 600
TWX        TIME WARNER                  COM      887315109   171        2,400  SH          SOLE               2,400
USB        U.S. BANCORP                 COM      902973106    23          675  SH          SOLE                 675
WCOM       MCI CORP                     COM      55268B106   866        9,777  SH          SOLE               9,777
WEC        WISCONSIN ENERGY CORP        COM      976657106     6          235  SH          SOLE                 235
WFC        WELLS FARGO                  COM      949746101   123        3,500  SH          SOLE               3,500
WLA        WARNER-LAMBERT COMPANY       COM      934488107   179        2,700  SH          SOLE               2,700
WMT        WAL-MART                     COM      931142103   646        7,000  SH          SOLE               7,000
XON        EXXON                        COM      302290101   734       10,400  SH          SOLE              10,400
T          AMERICAN TEL & TEL           COM      001957109   493        6,176  SH          SOLE               6,176
TLAB       TELLABS                      COM      879664100    59          600  SH          SOLE                 600
TWX        TIME WARNER                  COM      887315109   171        2,400  SH          SOLE               2,400
USB        U.S. BANCORP                 COM      902973106    23          675  SH          SOLE                 675
WCOM       MCI CORP                     COM      55268B106   866        9,777  SH          SOLE               9,777
WEC        WISCONSIN ENERGY CORP        COM      976657106     6          235  SH          SOLE                 235
WFC        WELLS FARGO                  COM      949746101   123        3,500  SH          SOLE               3,500
WLA        WARNER-LAMBERT COMPANY       COM      934488107   179        2,700  SH          SOLE               2,700
WMT        WAL-MART                     COM      931142103   646        7,000  SH          SOLE               7,000
XON        EXXON                        COM      302290101   734       10,400  SH          SOLE              10,400

           TOTAL                                           25003

* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.